As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2012

Date of reporting period:  03/31/2012

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
March 31, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 3.75%
Pennsylvania - 3.75%
Pennsylvania State Higher Education Assistance Agency
0.694%, 5/1/2046 (a)(b)(c)	$3,925,000	$3,925,000
Pennsylvania State Higher Education Assistance Agency
0.927%, 6/1/2047 (a)(b)(c)	3,700,000	3,700,000
TOTAL MUNICIPAL BONDS (Cost $7,625,000)		7,625,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 76.69%
FHLB - 13.68%
0.482%, 01/17/2017 (a)	3,000,000	3,030,414
0.787%, 06/11/2015 (a)	2,000,000	2,027,554
5.250%, 12/11/2020 (b)	10,000,000	12,540,000
5.750%, 06/12/2026 (b)	7,000,000	9,394,000
4.805%, 08/20/2015	273,917	296,642
5.250%, 09/15/2017	519,078	558,135
		27,846,745
FHLMC - 14.33%
0.920%, 12/12/2014	2,000,000	2,002,746
5.680%, 02/03/2027 (b)	2,000,000	2,386,000
Pool E01489, 4.500%, 11/01/2018	655,953	696,393
Pool 1B1691, 4.623%, 05/01/2034 (a)	613,166	640,050
Pool 781955, 4.820%, 05/01/2034 (a)	255,234	270,701
Pool G12402, 5.000%, 11/01/2021	708,408	764,293
Pool C90779, 5.000%, 01/01/2024	351,209	383,877
Pool G30284, 5.000%, 02/01/2026	488,504	532,721
Pool N3-1477, 5.000%, 01/01/2038	955,999	1,022,665
Pool G12785, 5.500%, 08/01/2017	262,912	285,010
Pool G11759, 5.500%, 12/01/2018	352,347	381,963
Pool G13161, 5.500%, 05/01/2023	322,138	348,812
Pool 847661, 5.762%, 12/01/2036 (a)	470,828	511,721
Pool 1G2084, 5.786%, 08/01/2037 (a)	421,697	456,156
Pool 1N1628, 5.820%, 06/01/2037 (a)	541,443	583,169
Pool C91000, 6.000%, 11/01/2026	878,227	971,300
Pool D97199, 6.000%, 02/01/2027	871,327	963,123
Pool G30360, 6.000%, 10/01/2027	710,795	785,680
Series 3726, 2.000%, 08/15/2020	3,312,221	3,371,939
Series 3780, 3.750%, 04/15/2024	2,470,358	2,547,369
Series 3659, 4.000%, 04/15/2025	299,640	319,387
Series 2776, 4.000%, 01/15/2034	427,194	451,352
Series 3070, 4.500%, 10/15/2018	109,131	110,395
Series 2863, 4.500%, 09/15/2019	694,329	708,875
Series 2827, 4.500%, 01/15/2023	780,523	819,035
Series 3499, 4.500%, 08/15/2036	1,038,466	1,109,785
Series 2542, 5.000%, 12/15/2017	512,044	550,262
Series 2941, 5.000%, 05/15/2033	1,000,000	1,055,887
Series 3414, 5.000%, 12/15/2036	563,139	593,518
Series 3635, 5.000%, 02/15/2038	2,849,143	2,994,087
Series 3349, 6.000%, 09/15/2036	478,764	544,373
		29,162,644

	Principal	Fair
	Amount	Value
FNMA - 42.03%
0.37%, 10/27/2014 (a)	$20,000,000	$20,053,000
0.46%, 11/21/2014 (a)	10,000,000	10,036,380
0.50%, 10/24/2014	2,500,000	2,501,365
1.00%, 09/14/2015	3,000,000	3,005,826
3.00%, 06/27/2019	1,500,000	1,542,690
5.45%, 10/18/2021	7,250,000	8,652,875
6.00%, 04/18/2036	8,150,000	9,731,100
Pool 802854, 4.24%, 12/01/2034 (a)	409,694	431,935
Pool 851297, 4.31%, 09/01/2035 (a)	337,058	351,959
Pool 826046, 4.32%, 07/01/2035 (a)	534,659	565,894
Pool 254720, 4.50%, 05/01/2018	579,437	623,246
Pool 725647, 4.50%, 07/01/2019	538,895	579,302
Pool 255547, 4.50%, 01/01/2020	537,062	577,331
Pool 745392, 4.50%, 12/01/2020	565,150	607,526
Pool 735529, 4.73%, 08/01/2034 (a)	439,666	468,442
Pool 254510, 5.00%, 11/01/2017	395,877	429,766
Pool 254631, 5.00%, 02/01/2018	201,959	219,248
Pool 555545, 5.00%, 06/01/2018	278,439	302,275
Pool 357413, 5.00%, 07/01/2018	566,768	615,287
Pool 254985, 5.00%, 11/01/2023	388,511	426,059
Pool 257163, 5.00%, 04/01/2028	563,325	609,672
Pool 843024, 5.141%, 09/01/2035 (a)	356,628	379,005
Pool 254192, 5.50%, 02/01/2022	366,575	399,753
Pool 255182, 5.50%, 04/01/2024	397,963	437,962
Pool 257164, 5.50%, 04/01/2028	627,069	684,412
Pool 257239, 5.50%, 06/01/2028	675,245	736,994
Pool AA3303, 5.50%, 06/01/2038	697,746	761,934
Pool 889634, 6.00%, 02/01/2023	623,153	675,722
Pool 256752, 6.00%, 06/01/2027	842,346	929,982
Pool 256962, 6.00%, 11/01/2027	816,508	901,456
Pool 256651, 6.00%, 03/01/2037	290,173	318,276
Pool 941676, 6.00%, 05/01/2037	377,406	413,957
Pool 256890, 6.00%, 09/01/2037	285,856	313,541
Pool 256946, 6.50%, 10/01/2027	611,061	684,715
Series 2010-116, 2.00%, 08/25/2020	1,829,723	1,874,316
Series 2011-33, 3.00%, 02/25/2038	1,756,473	1,804,977
Series 2010-149, 3.50%, 11/25/2040	2,015,901	2,124,669
Series 2010-57, 3.75%, 06/25/2025	811,168	857,730
Series 2010-79, 4.00%, 09/25/2024	1,034,663	1,081,624
Series 2010-15, 4.00%, 03/25/2039	919,360	968,479
Series 2003-80, 4.50%, 08/25/2018	999,799	1,069,159
Series 2003-74, 4.50%, 08/25/2018	1,993,167	2,142,175
Series 2008-51, 4.50%, 11/25/2022	556,400	580,730
Series 2003-119, 4.50%, 04/25/2033	289,094	308,577
Series 2004-28, 4.50%, 01/25/2034	621,213	678,478
Series 2009-3, 5.00%, 01/25/2049	533,336	576,565
Series 2007-B2, 5.50%, 12/25/2020	42,981	44,635
Series 2007-42, 5.50%, 01/25/2036	616,749	657,656
Series 2006-126, 5.50%, 04/25/2036	184,965	199,658
Series 2001-64, 6.00%, 11/25/2016	541,337	578,689
		85,517,004

	Principal	Fair
	Amount	Value
GNMA - 6.65%
Pool 004796M, 4.50%, 09/20/2040	$831,934	$882,215
Pool 80965, 4.625%, 07/20/2034 (a)	299,482	309,636
Pool 82212, 5.00%, 11/20/2038 (a)	665,509	698,998
Pool 004362M, 5.00%, 02/20/2039	429,317	462,463
Pool 004513M, 5.00%, 08/20/2039	390,515	420,666
Pool 80701, 5.375%, 06/20/2033 (a)	128,521	133,145
Pool 80825, 5.50%, 02/20/2034 (a)	120,387	125,582
Pool 686743, 5.50%, 05/20/2038	1,036,973	1,153,977
Series 2010-112, 2.00%, 03/16/2035	1,779,722	1,813,286
Series 2010-50, 2.50%, 12/20/2038	2,693,434	2,774,194
Series 2010-113, 2.50%, 02/16/2040	1,071,514	1,114,755
Series 2008-6, 4.25%, 09/20/2037	937,901	998,696
Series 2010-14, 4.50%, 02/16/2040	941,806	1,015,345
Series 2003-97, 5.00%, 05/20/2033	1,477,567	1,628,095
		13,531,053
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $149,406,908)		156,057,446

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS - 18.78%
Money Market Funds - 18.78%
Fidelity Institutional Prime Money Market Portfolio, 0.20% (d)	28,067,548	28,067,548
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.05% (d)	5,887,766	5,887,766
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.17% (d)	4,251,267	4,251,267
TOTAL MONEY MARKET FUNDS (Cost $38,206,581)		38,206,581

Total Investments (Cost $195,238,489) - 99.22%		201,889,027
Other Assets in Excess of Liabilities - 0.78%		1,590,575
TOTAL NET ASSETS - 100.00%		$203,479,602

Footnotes
The following information for the Funds is presented on an income tax basis as of March 31, 2012*:

	Cost of Investments	$195,238,489
	Gross Unrealized Appreciation	6,665,590
	Gross Unrealized Depreciation	(15,052)
	Net Unrealized Gain/(Loss)	$6,650,538

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.
(a) Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2012.
(b) Securities for which market quotations are not readily available are valued at fair value determined by the Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees.
The total fair value of such securities at March 31, 2012 is $31,945,000 which represents 15.70% of total net assets.
(c) Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2012 the value of these investments was $7,625,000 or 3.75% of total net assets.
(b) The rate listed is the fund's 7-day yield as of March 31, 2012.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
MARCH 31, 2012 (Unaudited)

Number		Unrealized
of Contracts		Depreciation

300	U.S. Treasury 10-Year Note Futures Contract
	Expiring June 2012 (Underlying Face Amount at Fair Value $38,845,313)	$(5,830)

As of March 31, 2012, margin deposits of $347,064 have been pledged in connection with open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. In cases were the Advisor has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value
U.S. government and agency obligations based on a methodology which incorporates the security's yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security's call provisions. The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S.
government securities (in the absence of trading volume in such Agency issued securities). The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries. A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The
Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Municipal Bonds - The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. In addition, the
Adviser considers additional inputs such as calls of bond principal by the issuer in developing its estimate of fair value. The significant unobservable inputs used in the fair value measurement of the municipal bonds are changes in expected liquidity (market liquidity or a reorganization of the municipal debt's trust agreement that would retire the debt) and expectations of changes in the municipal securities' credit enhancements
(the investment trust's excess reserves, collateralization and surety bond). A change in the expectations that liquidity will increase (decrease)
could result in a significantly higher (lower) fair value measurement. Improvements (declines) in the debt's credit enhancements could result in significantly higher (lower) fair value measurements. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods. To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly. The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities. Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from municipal bond issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government & Agency Obligations	$-	$131,737,446	$24,320,000	$156,057,446
Municipal Bonds	-	-	7,625,000	7,625,000
Total Fixed Income	-	131,737,446	31,945,000	163,682,446

Purchased Put Options	-			-

Short-Term Investments	38,206,581	-	-	38,206,581

Total	$38,206,581	$131,737,446	$31,945,000	$201,889,027

Put Options Written	$-	$-	$-	$-

Other Financial Instruments*
Short Futures Contracts	$(5,830)	$-	$-	$(5,830)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure			U.S. Government &
The following amounts were transfers in/(out) of Level 2 assets:			Agency Obligations

Transfers into Level 2			$18,383,975
Transfers out of Level 2			(2,386,000)
Net transfers in and/or (out) of Level 2			$15,997,975

Transfers were made out of Level 2 into Level 3 because the securities are currently being manually priced utlizing the Adviser's fair valuation model versus being priced with broker quotes in an active market.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Municipal Bonds	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2011	$7,700,000	$40,498,500	$48,198,500
Accretion/(Amortization)	-	(71,828)	(71,828)
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	(108,697)	(108,697)
Purchases	-	-	-
(Sales)	(75,000)	-	(75,000)
Transfers into Level 3	-	2,386,000	2,386,000
Transfers out of Level 3	-	(18,383,975)	(18,383,975)
Balance as of March 31, 2012	$7,625,000	$24,320,000	$31,945,000

Change in unrealized appreciation (depreciation) during the period of Level 3 investments
held at March 31, 2012.			$(32,531)

Transfers between levels are recognized as of the end of the reporting period.

Significant Unobservable Inputs
Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2012, are as follows:

Description	Fair Value at 3/31/12	Valuation Techniques	Unobservable Input	Range (Weighted Avg.)
U.S. Government & Agency Obligations	$24,320,000	Yield spreads	Yield Spreads	0.10% - 1.30%	(0.70%)
Municipal Bonds	$7,625,000	Discounted Cash flow
		Issuer calling back principal	Expected liquidity *	1-8 years (5 years)
		Liquidity discount	Credit enhancements **	0.0% - 8.0%	(6.0%)

* Expected time until: (i) market liquidity is restored; (ii) the trust is reorganized and the debt is retired; (iii) the debt is called back in full by the issuer.
** Credit enhancements as a percentage of issued debt which includes reserve accounts, overcollateralization and a surety bond.

Derivatives
The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts, to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging
("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in written options contracts for the period ended March 31, 2012, are as follows:
				Number of	Premiums
				Contracts	Received
	Outstanding at December 31, 2011			-	$-
	Options written			675	201,047
	Options closed			(625)	(192,578)
	Options expired			(50)	(8,469)
	Options exercised			-	-
	Outstanding at March 31, 2012			-	$-

Average Balance Information

The average daily market value of purchased and written options during the three months ended March 31, 2012 were $62,045 and
$12,045, respectively. The average monthly notional amount of short futures contracts during the three months ended March 31, 2012 was
$37,113,412.

Values of Derivative Instruments as of March 31, 2012:

		Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815		Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*		Net Assets - unrealized depreciation on futures contracts	$(5,830)	N/A
Total			$(5,830)
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title) /s/Mitchell York
                                                      Mitchell York, President/Principal Executive Officer

Date   5/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mitchell York
              Mitchell York, President/Principal Executive Officer

Date  5/25/2012

By (Signature and Title) /s/M. Brent Wertz
              M. Brent Wertz, Treasurer/Principal Financial Officer

Date  5/25/2012

* Print the name and title of each signing officer under his or her signature.